Other financial liabilities	12 Months Ended
Dec. 31, 2025
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Other Financial Liabilities [Line Items]
Other financial liabilities

10.   Other financial liabilities

This item is made up as follows:

	December 31,	December 31,
	2025	2024
	US$(000)	US$(000)
Current:
Lease liabilities (a)	25,130	9,447

Non-current:
Lease liabilities (a)	87,208	41,176

Total other financial liabilities	112,338	50,623
(a)	The lease liability consists of leased land, buildings and machinery and equipment which are used in mine operations.

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	December 31,	December 31,
	2025	2024
	US$(000)	US$(000)

Balance at beginning of the year	50,623	59,592
Additions (see Note 7(b))	84,435	1,416
Payments	(22,495)	(10,398)
Exchange rate effect and others	(225)	13

Ending balance	112,338	50,623

For the years ended December 31, 2025 and 2024, the following amounts are recognized in the statements of comprehensive income:

	December 31,	December 31,
	2025	2024
	US$(000)	US$(000)

Expenses related to variable lease payments, low-value and short-term leases	13,476	19,775
Depreciation charge of right-of-use assets (see Note 7(b) and 15)	14,202	11,152
Interest expense on lease liabilities (see Note 18)	5,329	3,320

	33,007	34,247

The Company has certain lease contracts for machinery and equipment used in mine operations that contain minimum payments (recognized in the lease liability) and variable payments (recognized as operating costs) based on the number of hours that machinery or equipment is used in operations.

(b)	Revolving Credit Facility -

On May 31, 2022, the Company entered into a US$350 million, senior unsecured revolving credit facility with several banks led by the Bank of Nova Scotia that expires on May 31, 2027. For the years ended December 31, 2025 and 2024, the Company did not have any borrowings under this facility and for the years ended December 31, 2025 and 2024, recognized interest expense in the statements of comprehensive income of US$1.9 million associated with commitment fees for the revolving credit facility (see Note 18).

Interest on the revolving credit facility is calculated based on the adjusted Secured Overnight financing Rate plus a spread and credit rate differential adjustment contemplated in the contract, and the undrawn portion is subject to a commitment fee of 0.50%.

Restrictive Covenants –

The Company’s revolving credit facility contains customary representations and affirmative negative covenants including certain financial ratios that the Company must comply with on a quarterly basis, including a total net debt to earnings before interest, taxes, depreciation, and amortization ratio (which cannot exceed 3.50 to 1) and an interest coverage ratio (which cannot be less than 3.0 to 1), defined by the agreement. As of December 31, 2025, the Company was in compliance with all of its covenants.